Income Taxes (Details) - Schedule of Effective Tax Rate - China [Memer]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation [Line Items]
China Income tax statutory rate	25.00%	25.00%	25.00%
Effect of favorable income tax rates	(4.20%)	(8.10%)	(8.30%)
Effect of temporary differences	(3.00%)		0.60%
Effect of non-deductible expenses	2.60%	0.10%	7.70%
Change in Valuation Allowance	3.40%	4.10%
Effect of net operating loss carryforwards	0.90%
Effective tax rate-continuing operations	24.70%	21.10%	25.00%